COMMON STOCK PURCHASE WARRANTS (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 05, 2023	Aug. 23, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 25, 2024	Jun. 30, 2022	Aug. 19, 2021	Feb. 02, 2021	Jan. 14, 2021
Issuance of common stock through warrant exchange agreement, shares		303,750
Change in fair market value of warrant derivative liabilities			$ 2,530,675	$ 1,863,326	$ 2,178,965	$ 1,803,560	$ 1,846,642	$ 6,726,638
Issued shares of common stock, value								4,495,500
Gain on extinguishment of warrant derivative liabilities								$ 3,624,794
Change in pricing inputs and volatilities, percentage								111.67%
Outstanding and exercisable warrants, weighted average remaining contractual life							51 years 2 months 12 days	3 years 10 months 24 days
Warrant [Member]
Warrant to purchase	1,125,000						1,125,000
Change in pricing inputs and volatilities, percentage	106.00%
Intrinsic value of outstanding warrants			$ 0		$ 0		$ 0	$ 0
Outstanding and exercisable warrants, weighted average remaining contractual life							4 years 3 months 18 days
Warrants exercised
Fair Value, Inputs, Level 3 [Member]
Change in pricing inputs and volatilities, percentage		10.00%
Warrant Exchange Agreement [Member]
Fair value of warrant derivative liability							$ 8,100,000			$ 9,300,000
Change in fair market value of warrant derivative liabilities								$ 1,200,000
Issued shares of common stock, value								4,500,000
Gain on extinguishment of warrant derivative liabilities								$ 3,600,000
2021 Purchase Warrants [Member]
Warrant to purchase							1,148,286					2,127,500	2,127,500
Warrant expiration date description							The warrants expire from July 31, 2023 through April 5, 2028 and under certain circumstances allow for cashless exercise.
2021 Purchase Warrants [Member] | Exchange Warrants [Member]
Warrants exercisable											384,077
2021 Purchase Warrants [Member] | Warrant Exchange Agreement [Member]
Warrants exercisable											384,077
2021 Purchase Warrants [Member] | Warrant Exchange Agreement [Member] | Replacement Original Warrants [Member]
Exercise price per share											$ 65.00
Number of shares issued warrant											330,923
Warrants expiration date											Sep. 18, 2026
2021 Purchase Warrants [Member] | Minimum [Member]
Exercise price per share							$ 5.50
2021 Purchase Warrants [Member] | Maximum [Member]
Exercise price per share							$ 52.00
2023 Purchase Warrants [Member]
Warrant to purchase	1,125,000
2023 Purchase Warrants [Member]
Warrant to purchase	1,125,000
2024 Purchase Warrants [Member]
Warrant to purchase									1,768,227
Warrants exercised			573,008		573,008